Investment Income - Summary of Investment Income From Financial Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment income [line items]
Investment income	€ 7,531	€ 7,035	€ 7,338
Investment income related to general account [member]
Disclosure of detailed information about investment income [line items]
Investment income	5,291	5,268	5,394
Investment income related to general account [member] | Derivatives [member]
Disclosure of detailed information about investment income [line items]
Investment income	39	72	31
Investment income related to general account [member] | Available-for-sale financial assets [member]
Disclosure of detailed information about investment income [line items]
Investment income	3,267	3,180	3,467
Investment income related to general account [member] | Loans [member]
Disclosure of detailed information about investment income [line items]
Investment income	1,779	1,704	1,686
Investment income related to general account [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about investment income [line items]
Investment income	125	212	148
Shares [member]
Disclosure of detailed information about investment income [line items]
Investment income	1,571	1,124	1,164
Debt securities [member]
Disclosure of detailed information about investment income [line items]
Investment income	3,959	3,899	4,248
Loans [member]
Disclosure of detailed information about investment income [line items]
Investment income	1,779	1,704	1,686
Real estate [member]
Disclosure of detailed information about investment income [line items]
Investment income	125	129	121
Real estate [member] | Investment income related to general account [member]
Disclosure of detailed information about investment income [line items]
Investment income	83	82	71
Other [member]
Disclosure of detailed information about investment income [line items]
Investment income	97	181	119
Other [member] | Investment income related to general account [member]
Disclosure of detailed information about investment income [line items]
Investment income	€ (2)	€ 18	€ (10)